Employee Pension and Other Postretirement Benefits Net Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 147	$ 133	$ 125
Interest cost	215	212	199
Expected return on plan assets	(289)	(267)	(266)
Amortization of prior service cost (credit)	18	12	12
Amortization of net actuarial loss (gain)	118	77	33
Curtailments	(1)
Net periodic benefit cost	208	167	103
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	21	15	15
Interest cost	33	40	44
Amortization of prior service cost (credit)	(21)	(7)	(7)
Amortization of net actuarial loss (gain)	16	13	12
Curtailments
Net periodic benefit cost	$ 49	$ 61	$ 64